                        ITT HARTFORD MUTUAL FUNDS, INC.
                      Supplement dated September 23, 1996
                     to the Prospectus dated July 22, 1996

    Among other changes, this supplement is intended to update the investment performance related to the six mutual funds sponsored by ITT Hartford Group, Inc. (the "Insurance Funds") which served as models for six of the ITT Hartford Mutual Funds, Inc. The Insurance Funds are offered in connection with variable insurance products issued by ITT Hartford. The performance shown below is not the actual performance of the Funds offered by this prospectus and is only intended to show the Adviser's track record when managing comparable mutual funds. While the Funds offered by this prospectus are intended to be managed in substantially the same manner as the Insurance Funds, the performance figures shown below are not necessarily indicative of future performance and are not intended as a projection or forecast of such future performance. For additional information on the past performance of the Insurance Funds please see pages 13-15 in the prospectus.

The Prospectus is amended as follows:

ALL INFORMATION PROVIDED ON PAGE 14 AND THE TWO TABLES PROVIDED ON PAGE 15 ARE DELETED AND THE FOLLOWING INSERTED:

The table below sets forth each Fund, and its corresponding Insurance Fund, its inception date and asset size as of June 30, 1996:

                                                          CORRESPONDING INSURANCE FUND
             FUND                                       (INCEPTION DATE AND ASSET SIZE)
-------------------------------  ------------------------------------------------------------------------------
Capital Appreciation             Hartford Capital Appreciation Fund, Inc.
                                 (April 2, 1984)
                                 $2,807,935,862
International Opportunities      Hartford International Opportunities Fund, Inc.
                                 (July 2, 1990)
                                 $882,781,188
Stock                            Hartford Stock Fund, Inc.
                                 (August 31, 1977)
                                 $2,426,542,263
Dividend and Growth              Hartford Dividend and Growth Fund, Inc.
                                 (March 8, 1994)
                                 $554,097,047
Advisers                         Hartford Advisers Fund, Inc.
                                 (March 31, 1983)
                                 $5,045,682,666
Money Market                     HVA Money Market Fund, Inc.
                                 (June 30, 1980)
                                 $440,991,030

    The following four tables show the average annualized total returns for the Insurance Funds for the one, three, five and ten year (or life of the Insurance Fund, if shorter) periods ended June 30, 1996. These figures are based on the actual gross investment performance of the Insurance Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses reflected in the fee table on page 3 are deducted to arrive at the net return. The first table for each Class shown reflects a deduction for the maximum applicable sales charge, while the second table for each Class shown reflects no deduction for sales charges. Performance figures will be lower when sales charges are taken into effect.

HV-2047

ASSUMING CLASS A SHARE TOTAL FUND OPERATING EXPENSES AND THE MAXIMUM INITIAL SALES LOAD APPLICABLE TO CLASS A SHARES.

                                                                                                                10 YEARS
                                                                                                                   OR
INSURANCE FUND                                                                                                    SINCE
(INCEPTION DATE)                                                           1 YEAR      3 YEARS      5 YEARS     INCEPTION
------------------------------------------------------------------------  ---------  -----------  -----------  -----------
Hartford Capital Appreciation Fund, Inc.
(April 2, 1984)                                                               14.49%      14.15%       18.71%       13.20%
Hartford International Opportunities Fund, Inc.
(July 2, 1990)                                                                11.07%      10.62%        9.34%        5.72%
Hartford Stock Fund, Inc.
(August 31, 1977)                                                             18.59%      13.91%       12.70%       11.29%
Hartford Dividend and Growth Fund, Inc.
(March 8, 1994)                                                               22.08%     N/A          N/A           16.84%
Hartford Advisers Fund, Inc.
(March 31, 1983)                                                              10.97%       9.55%       10.14%       10.05%
HVA Money Market Fund, Inc.
(June 30, 1980)                                                                4.93%       4.08%        3.83%        5.42%

ASSUMING CLASS A SHARE TOTAL FUND OPERATING EXPENSES WITH NO INITIAL SALES LOAD1

                                                                                                                10 YEARS
                                                                                                                   OR
INSURANCE FUND                                                                                                    SINCE
(INCEPTION DATE)                                                           1 YEAR      3 YEARS      5 YEARS     INCEPTION
------------------------------------------------------------------------  ---------  -----------  -----------  -----------
Hartford Capital Appreciation Fund, Inc.
(April 2, 1984)                                                               21.16%      16.32%       20.06%       13.85%
Hartford International Opportunities Fund, Inc.
(July 2, 1990)                                                                17.54%      12.73%       10.58%        6.73%
Hartford Stock Fund, Inc.
(August 31, 1977)                                                             25.49%      16.07%       13.98%       11.93%
Hartford Dividend and Growth Fund, Inc.
(March 8, 1994)                                                               29.19%     N/A          N/A           19.73%
Hartford Advisers Fund, Inc.
(March 31, 1983)                                                              17.43%      11.64%       11.39%       10.67%
HVA Money Market Fund, Inc.
(June 30, 1980)                                                                4.93%       4.08%        3.83%        5.42%

------------------------
1 Certain persons may purchase Class A Shares that are not subject to the Class A Initial Sales Charge (see "Waiver of Class A Initial Sales Charge" in this Prospectus) and certain other persons may purchase Class A Shares subject to less than the maximum Initial Sales Charge (see "Reduced Sales Charges for Class A Share Purchases" in this Prospectus).

ASSUMING CLASS B SHARE TOTAL FUND OPERATING EXPENSES AND REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD.

                                                                                                                10 YEARS
                                                                                                                   OR
INSURANCE FUND                                                                                                    SINCE
(INCEPTION DATE)                                                           1 YEAR      3 YEARS      5 YEARS     INCEPTION
------------------------------------------------------------------------  ---------  -----------  -----------  -----------
Hartford Capital Appreciation Fund, Inc.
(April 2, 1984)                                                               15.33%      14.76%       19.03%       13.06%
Hartford International Opportunities Fund, Inc.
(July 2, 1990)                                                                11.73%      11.14%        9.54%        5.86%
Hartford Stock Fund, Inc.
(August 31, 1977)                                                             19.63%      14.52%       12.95%       11.15%
Hartford Dividend and Growth Fund, Inc.
(March 8, 1994)                                                               23.30%     N/A          N/A           17.86%
Hartford Advisers Fund, Inc.
(March 31, 1983)                                                              11.62%      10.04%       10.36%        9.91%
HVA Money Market Fund, Inc.
(June 30, 1980)                                                              N/A         N/A          N/A          N/A

ASSUMING CLASS B SHARE TOTAL FUND OPERATING EXPENSES AND NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD.

                                                                                                                10 YEARS
                                                                                                                   OR
INSURANCE FUND                                                                                                    SINCE
(INCEPTION DATE)                                                           1 YEAR      3 YEARS      5 YEARS     INCEPTION
------------------------------------------------------------------------  ---------  -----------  -----------  -----------
Hartford Capital Appreciation Fund, Inc.
(April 2, 1984)                                                               20.33%      15.52%       19.23%       13.06%
Hartford International Opportunities Fund, Inc.
(July 2, 1990)                                                                16.73%      11.95%        9.82%        5.98%
Hartford Stock Fund, Inc.
(August 31, 1977)                                                             24.63%      15.27%       13.19%       11.15%
Hartford Dividend and Growth Fund, Inc.
(March 8, 1994)                                                               28.30%     N/A          N/A           18.90%
Hartford Advisers Fund, Inc.
(March 31, 1983)                                                              16.62%      10.86%       10.62%        9.91%
HVA Money Market Fund, Inc.
(June 30, 1980)                                                              N/A         N/A          N/A          N/A

THE THIRD  FULL PARAGRAPH  ON PAGE  16 IS  DELETED AND  THE FOLLOWING  PARAGRAPH
INSERTED:

    Your initial purchase amount for each Fund must be at least $1,000, except for purchases made by employees of ITT Hartford, Wellington Management and broker-dealer wholesalers and their affiliates and investors using periodic investment plans, for which the minimum may be waived, and except for participants in employer sponsored tax qualified retirement plans for which the minimum is $50. There is a $100 minimum amount for subsequent purchases except as referenced above.

THE FIRST SENTENCE IN THE SECOND FULL PARAGRAPH UNDER COMBINED PURCHASES ON PAGE 17 IS DELETED AND THE FOLLOWING INSERTED:

    Qualifying investments include those by you and members of your family if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an IRA, or by a company solely controlled by such individuals as defined in the 1940 Act.

NUMBER (2) IN THE FIRST PARAGRAPH UNDER WAIVER OF CLASS A INITIAL SALES CHARGE ON PAGE 18 IS DELETED AND THE FOLLOWING INSERTED:

    (2) present or former officers, directors and employees (and their families) of the Company, ITT Hartford, ITT Corporation, ITT Industries, Wellington Management, Transfer Agent and their affiliates, and retirement plans established by them for their employees if purchased directly through the Transfer Agent,